Label	Element	Value
Lazard Retirement Emerging Markets Equity Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Retirement Emerging Markets Equity Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard Retirement Emerging Markets Equity Portfolio—Fees and Expenses” in the Prospectus:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2025
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The following replaces the table in “Example” in the “Summary Section—Lazard Retirement Emerging Markets Equity Portfolio—Example” in the Prospectus:
Lazard Retirement Emerging Markets Equity Portfolio | Service Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.40%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,700
Lazard Retirement Emerging Markets Equity Portfolio | Investor Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	642
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,419

[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% and 1.15% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Restated to reflect current expenses.